CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	[1]
CURRENT ASSETS:
Cash and cash equivalents	$ 132,603	$ 107,416
Short-term deposits	11	6,454
Marketable securities (Note 4)	11,011	15,784
Trade receivables (net of allowances for doubtful accounts of $ 2,316 and $ 1,739 as of December 31, 2014 and 2015, respectively)	176,665	195,287
Other accounts receivable and prepaid expenses (Note 18a)	32,584	31,297
Inventories	4,610	2,259
Total current assets	357,484	358,497
LONG-TERM RECEIVABLES:
Marketable Securities (Note 4)	0	33,748
Deferred taxes (Note 17e)	13,164	17,901
Prepaid expenses and other accounts receivable	8,945	10,287
Total long-term receivables	22,109	61,936
INVESTMENTS IN AFFILIATED COMPANIES (Note 6)	451,433	169,143
SEVERANCE PAY FUND	54,631	65,322
PROPERTY, AND EQUIPMENT, NET (Note 7)	14,199	20,126
INTANGIBLE ASSETS, NET (Note 9)	4,920	76,870
GOODWILL (Note 8)	162,173	373,230
Total assets	1,066,949	1,125,124
CURRENT LIABILITIES:
Liabilities to banks and other financial institutions (Note 18b)	59,069	43,190
Trade payables	58,105	52,693
Deferred revenue	25,335	34,556
Dividend payable	4	7,876
Employees and payroll accrual	51,390	63,172
Other accounts payable (Note 18c)	16,715	23,325
Liabilities in respect of business combinations	1,193	1,782
Total current liabilities	211,811	226,594
LONG-TERM LIABILITIES:
Liabilities to banks and other financial institutions (Note 10)	102,845	108,203
Debentures, net of current maturities (Note 11)	58,284	0
Other long term liabilities	0	6,204
Deferred taxes (Note 17e)	67,010	32,605
Deferred revenues	4,396	4,838
Liability in respect of business combinations	2,405	825
Liability in respect of capital lease	494	903
Accrued severance pay	67,409	77,975
Total long-term liabilities	$ 302,843	$ 231,553
COMMITMENTS AND CONTINGENCIES (Note 15)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2d)	$ 10,029	$ 10,313
EQUITY (Note 16):
Formula Systems (1985) equity: Share capital: Ordinary shares of NIS 1 par value -Authorized: 25,000,000 shares at December 31, 2014 and 2015 Issued: 15,287,402 at December 31, 2014 and 2015 Outstanding: 14,728,782 at December 31, 2014 and 2015	4,184	4,184
Additional paid-in capital	130,520	137,090
Accumulated earnings	318,688	249,998
Accumulated other comprehensive loss	(1,576)	(1,305)
Treasury shares (568,620 shares as of December 31, 2014 and 2015)	(259)	(259)
Total equity attributable to Formula Systems (1985) shareholders'	451,557	389,708
Non-controlling interests	90,709	266,956
Total equity	542,266	656,664	[2]
Total liabilities, redeemable non-controlling interest and equity	$ 1,066,949	$ 1,125,124

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).
[2]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for acquisition of Insseco (see note 1a).